Other Balance Sheet Accounts - Other non-current liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Deferred rent	$ 0	$ 33,845
Other	2,173	418
Total other non-current liabilities	$ 2,173	$ 34,263